Shareholder Report, Holdings (Details) - C000246534	Jun. 30, 2024
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Mortgage-Backed ETFs
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.80%